Document and Entity Information	Nov. 03, 2021
Cover [Abstract]
Entity Registrant Name	TRINITY INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000099780
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-6903
Entity Tax Identification Number	75-0225040
Entity Address, Address Line One	14221 N. Dallas Parkway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254-2957
City Area Code	214
Local Phone Number	631-4420
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false